Additional Information of Statement of Cash Flows - Summary Of Material Non Cash Transactions Explanatory (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Feb. 19, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TextBlock 1 [Abstract]
Transfer of construction-in-progress to property, plant and equipment and intangible assets		₩ 7,193,949	₩ 3,782,059	₩ 2,341,113
Changes in accounts payable related to acquisition of property, plant and equipment and intangible assets		(181,188)	(113,447)	(172,550)
Retirement of treasury shares	₩ 420,300	431,107		567,473
Other material non-cash items		₩ 7,443,868	₩ 3,668,612	₩ 2,736,036